SIGNIFICANT ACCOUNTING POLICIES - Schedule of Deferred Income (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue					$ 404
As Previously Reported
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue					404
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue					0
Protection Solutions
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	$ 541
Protection Solutions | As Previously Reported
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	413
Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	128
UL | Protection Solutions
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	60
UL | Protection Solutions | As Previously Reported
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	31
UL | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	29
VUL | Protection Solutions
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	481
VUL | Protection Solutions | As Previously Reported
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	382
VUL | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	99
IUL | Protection Solutions
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	0
IUL | Protection Solutions | As Previously Reported
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	0
IUL | Protection Solutions | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Sale Inducement Cost [Line Items]
Protection solutions unearned revenue liability	$ 0
GMxB Legacy
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue		$ 200	$ 222	$ 246
GMxB Legacy | Legacy Segment
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue					246
GMxB Legacy | Legacy Segment | As Previously Reported
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue					246
GMxB Legacy | Legacy Segment | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue					0
GMxB Core
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue		$ 137	$ 147	$ 158
GMxB Core | Individual Retirement
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue					158
GMxB Core | Individual Retirement | As Previously Reported
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue					158
GMxB Core | Individual Retirement | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Deferred Sale Inducement Cost [Line Items]
Sales inducement assets and unearned revenue					$ 0